Liability for Unpaid Claims and Claim Adjustment Expenses (Tables)	6 Months Ended
Jun. 30, 2018
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following tables provide reconciliations of the beginning and ending liability balances for unpaid claims and claims adjustment expenses (CAE) disaggregated by medical stop-loss, and group life and DI and other. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets.

Medical Stop-Loss	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of period	$114.6	$113.1	$122.9	$113.3
Less: reinsurance recoverables	7.7	3.4	3.6	2.8
Net balance, beginning of period	106.9	109.7	119.3	110.5
Incurred related to insured events of:
The current year	464.8	351.9	28.1	371.4
Prior years	3.3	(5.2)	(0.5)	(7.6)
Total incurred	468.1	346.7	27.6	363.8
Paid related to insured events of:
The current year	331.1	276.7	1.9	256.9
Prior years	103.2	72.8	35.3	98.1
Total paid	434.3	349.5	37.2	355.0
Net balance, end of period	140.7	106.9	109.7	119.3
Add: reinsurance recoverables	12.4	7.7	3.4	3.6
Balance, end of period	$153.1	$114.6	$113.1	$122.9

Group Life and DI and Other	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Balance, beginning of period	$182.9	$149.4	$144.3	$126.3
Less: reinsurance recoverables	55.1	80.5	81.3	81.1
Net balance, beginning of period	127.8	68.9	63.0	45.2
Incurred related to insured events of:
The current year	261.3	221.9	14.4	163.6
Prior years	2.7	10.5	3.0	7.8
Total incurred	264.0	232.4	17.4	171.4
Paid related to insured events of:
The current year	172.3	137.9	1.7	118.6
Prior years	52.4	35.6	9.8	35.0
Total paid	224.7	173.5	11.5	153.6
Net balance, end of period	167.1	127.8	68.9	63.0
Add: reinsurance recoverables	46.7	55.1	80.5	81.3
Balance, end of period	$213.8	$182.9	$149.4	$144.3
The following tables provide reconciliations of the beginning and ending liability balances for unpaid claims and claims adjustment expenses (CAE) disaggregated by medical stop-loss, group life and DI, and other. These reserves include policy and contract claims and certain amounts recorded in future policy benefits on the consolidated balance sheets. Liabilities for claims represent estimates that involve significant judgments. The Company reviews its estimates regularly and makes any necessary adjustments based on experience and expectations.

Medical Stop-Loss	For the Six Months Ended June 30,
	2018	2017
Balance, beginning of period	$153.1	$114.6
Less: reinsurance recoverables	12.4	7.7
Net balance, beginning of period	140.7	106.9
Incurred related to insured events of:
The current year	249.8	239.2
Prior years	(11.7)	4.8
Total incurred	238.1	244.0
Paid related to insured events of:
The current year	93.6	87.4
Prior years	118.1	100.2
Total paid	211.7	187.6
Net balance, end of period	167.1	163.3
Add: reinsurance recoverables	7.9	11.2
Balance, end of period	$175.0	$174.5

Short-duration Insurance Contracts, Claims Development
Medical Stop-Loss

	For the Years Ended December 31,		As of December 31, 2017
			Related IBNR Reserves	Cumulative Number of Reported Claims
Year of Insured Event	2016 (Unaudited)	2017
Incurred Claims, Net of Reinsurance:
2016	$380.0	$387.9	$5.8	4,806
2017		464.8	109.5	2,992
Total		$852.7	$115.3
Cumulative Paid Claims, Net of Reinsurance:
2016	$278.5	$380.9
2017		331.1
Total		712.0
Liabilities for unpaid claims prior to 2016, net of reinsurance		—
Total liabilities for unpaid claims, net of reinsurance		$140.7
Group Life and DI

	For the Years Ended December 31,					As of December 31, 2017
	2013	2014	2015	2016		Related IBNR Reserves	Cumulative Number of Reported Claims
Year of Insured Event	(Unaudited)				2017
Incurred Claims, Net of Reinsurance:
2013	$21.9	$23.5	$23.0	$26.6	$27.5	$—	16,249
2014		41.3	42.1	56.2	56.1	—	30,678
2015			73.6	92.1	90.8	—	37,966
2016				106.5	105.6	0.7	35,152
2017					157.9	42.4	36,690
Total					$437.9	$43.1
Cumulative Paid Claims, Net of Reinsurance:
2013	$15.1	$19.7	$21.3	$22.0	$22.8
2014		25.3	32.6	35.9	39.8
2015			39.9	57.1	66.1
2016				53.4	74.2
2017					80.7
Total					$283.6
Liabilities for unpaid claims prior to 2013, net of reinsurance					2.7
Total liabilities for unpaid claims, net of reinsurance					$157.0
The following table presents total of incurred but not reported (IBNR) liabilities plus expected development on reported claims.

	As of June 30, 2018
Year of Insured Event	Medical Stop-Loss	Group Life and DI
IBNR Reserves:
2017	$9.6	$7.3
2018	137.4	46.2
Total	$147.0	$53.5

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The reconciliation of the December 31, 2017 net incurred and paid claims development tables to the unpaid claims liability is as follows:

Reconciliation of the Claims Development Information to the Liability for Unpaid Claims and CAE
As of December 31, 2017
Net outstanding liabilities for unpaid claims
Medical Stop-Loss	$140.7
Group Life and DI	157.0
Other	3.8
Liabilities for unpaid claims, net of reinsurance	301.5

Reinsurance recoverable on unpaid claims
Medical Stop-Loss	12.4
Group Life and DI	41.9
Other	0.2
Total reinsurance recoverable on unpaid claims	54.5

Insurance lines other than short duration, net	25.7
Impact of discounting	(14.8)
Total gross liability for unpaid claims	$366.9

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following is required unaudited supplementary information about average historical percentage payout of incurred claims by age, net of reinsurance:

Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance (Unaudited)
	Year 1	Year 2	Year 3	Year 4	Year 5
Group Life and DI	57.2%	16.2%	3.0%	0.6%	6.1%